CHANGES IN ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS) - Change in Each Compenant of AOCI (Details) - USD ($) $ in Millions		12 Months Ended
	Dec. 20, 2013	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Change in accumulated other comprehensive income (loss)
Beginning-of-period balance, net of tax		$ (23,216)	$ (19,133)	$ (16,896)
End-of-period balance, net of tax		(29,344)	(23,216)	(19,133)
Net unrealized gains (losses) on investment securities
Change in accumulated other comprehensive income (loss)
Beginning-of-period balance, net of tax		57	(1,640)	597
Other comprehensive income (losses) before reclassifications		(695)	1,790	(1,962)
Increase (decrease) due to amounts reclassified from AOCI		(269)	(93)	(275)
Change, net of taxes		(964)	1,697	(2,237)
End-of-period balance, net of tax		(907)	57	(1,640)
Cash flow hedges
Change in accumulated other comprehensive income (loss)
Beginning-of-period balance, net of tax		(909)	(1,245)	(2,293)
Other comprehensive income (losses) before reclassifications		83	85	512
Increase (decrease) due to amounts reclassified from AOCI		209	251	536
Change, net of taxes		292	336	1,048
End-of-period balance, net of tax		(617)	(909)	(1,245)
Benefit plans
Change in accumulated other comprehensive income (loss)
Beginning-of-period balance, net of tax		(5,159)	(3,989)	(5,270)
Other comprehensive income (losses) before reclassifications		(143)	(1,346)	1,098
Increase (decrease) due to amounts reclassified from AOCI		186	176	183
Change, net of taxes		43	(1,170)	1,281
End-of-period balance, net of tax		(5,116)	(5,159)	(3,989)
Foreign currency translation adjustment, net of hedges
Change in accumulated other comprehensive income (loss)
Beginning-of-period balance, net of tax		(17,205)	(12,259)	(9,930)
Other comprehensive income (losses) before reclassifications	$ (205)	(5,465)	(4,946)	(2,534)
Increase (decrease) due to amounts reclassified from AOCI		(34)	0	205
Change, net of taxes		(5,499)	(4,946)	(2,329)
End-of-period balance, net of tax		(22,704)	(17,205)	(12,259)
Reclassification for allocation between net unrealized gains (losses) on investment securities to CTA, before tax			137
Reclassification for allocation between net unrealized gains (losses) on investment securities to CTA, net of tax			84
Other comprehensive income (loss), before tax	$ 314
Accumulated other comprehensive income (loss)
Change in accumulated other comprehensive income (loss)
Beginning-of-period balance, net of tax		(23,216)	(19,133)	(16,896)
Other comprehensive income (losses) before reclassifications		(6,220)	(4,417)	(2,886)
Increase (decrease) due to amounts reclassified from AOCI		92	334	649
Change, net of taxes		(6,128)	(4,083)	(2,237)
End-of-period balance, net of tax		$ (29,344)	$ (23,216)	$ (19,133)